Share-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended											1 Months Ended
	Sep. 30, 2012 years	Sep. 30, 2011 years	Sep. 30, 2010 years	Sep. 30, 2012 Restricted Stock Target Awards Potentially Issuable [Member]	Sep. 30, 2012 2004 Incentive Stock Plan, as Amended [Member]	Sep. 30, 2012 Stock Options [Member] years	Sep. 30, 2011 Stock Options [Member]	Sep. 30, 2010 Stock Options [Member]	Sep. 30, 2012 Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Sep. 30, 2010 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock, Target Awards, Issued, Not Yet Vested [Member]	Sep. 30, 2011 Restricted Stock, Target Awards, Issued, Not Yet Vested [Member]	Sep. 30, 2011 Smurfit Stone [Member]	May 27, 2011 Smurfit Stone [Member]	May 27, 2011 Smurfit Stone [Member] Stock Options [Member] years	Sep. 30, 2012 Employee Stock Purchase Plan [Member]	Sep. 30, 2012 Smurfit Stone [Member] Restricted Stock Target Awards Potentially Issuable [Member]	Sep. 30, 2012 Smurfit-Stone Incentive Plan [Member]	May 27, 2011 Smurfit-Stone Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					7,900,000												4,300,000			4,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized During Year					3,300,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				700,000	3,300,000												800,000	100,000	2,600,000
Allocated Share-based Compensation Expense	$ 29.2	$ 21.4	$ 16.0
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	11.1	8.2	6.0
Expected term (in years)	5.3	5.2	5.0													3.5
Expected volatility	47.30%	46.50%	48.20%													48.80%
Risk-free rate	0.80%	2.10%	2.30%													1.10%
Expected dividends	1.40%	1.40%	1.40%													1.40%
Shares granted						255,250										1,314,251
Stock Options [Roll Forward]
Shares outstanding, beginning of period						1,532,103
Shares granted						255,250										1,314,251
Shares exercised						(402,684)
Shares expired						(9,800)
Shares forfeited						(32,900)
Shares outstanding, end of period						1,341,969	1,532,103
Weighted Average Exercise Price, outstanding, beginning of period						$ 36.35
Weighted Average Exercise Price, shares granted						$ 63.38
Weighted Average Exercise Price, shares exercised						$ 33.95
Weighted Average Exercise Price, shares expired						$ 18.86
Weighted Average Exercise Price, shares forfeited						$ 61.24
Weighted Average Exercise Price, outstanding, end of period						$ 41.73	$ 36.35
Aggregate Intrinsic Value, Outstanding at end of period						40.9
Aggregate Intrinsic Value, Exercisable at end of period						33.5
Shares, Exercisable at end of period						812,377
Weighted Average Exercise Price, exercisable at end of period						$ 30.99
Weighted Average Remaining Contractual Term, Outstanding at end of period						6.4
Weighted Average Remaining Contractual Term, Exercisable						5.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number						1,306,107
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price						$ 42.17
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term						6.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value						39.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 23.81	$ 41.09	$ 16.81								$ 42.89
Aggregate intrinsic value of options exercised						13.5	31.7	5.6
Aggregate fair value of vested restricted stock									33.6	28.0	16.9
Common Stock, Shares, Issued												100,000	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Minimum									P3Y
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period, Maximum						P5Y			P5Y
Fair value of share-based awards issued in the acquisition														56.4	56.4	56.4
Excess tax benefits from share-based compensation	10.0	0	4.3
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	$ 17.3	$ 34.9	$ 5.7
Share-based Compensation Arrangement by Share-based Payment Award, Contractual Term, Maximum						P10Y